Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 108,511,624.46
Previously Paid Amount	0.00
Total Fee Amount	14,985.46
Total Offset Amount	0.00
Net Fee	$ 14,985.46